Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Subordinated debt Lower tier II capital Fixed Rate USD ($)	Mar. 31, 2012 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2011 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Fixed Rate USD ($)	Mar. 31, 2012 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2011 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Variable Rate USD ($)	Mar. 31, 2012 Subordinated debt Upper tier II capital Variable Rate INR	Mar. 31, 2011 Subordinated debt Upper tier II capital Variable Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Perpetual debt USD ($)	Mar. 31, 2012 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2011 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2012 Others Fixed Rate USD ($)	Mar. 31, 2012 Others Fixed Rate INR	Mar. 31, 2011 Others Fixed Rate INR	Mar. 31, 2012 Others Variable rate-(1) USD ($)	Mar. 31, 2012 Others Variable rate-(1) INR	Mar. 31, 2011 Others Variable rate-(1) INR	Mar. 31, 2012 Others Variable rate-(2) USD ($)	Mar. 31, 2012 Others Variable rate-(2) INR	Mar. 31, 2011 Others Variable rate-(2) INR
Debt Instrument [Line Items]
Maturity /Call dates, start				2014	2014	2011	2016	2016	2016	2016	2016	2016	2016	2016	2016	2012	2012	2011	2012	2012	2011	2012	2012	2012
Maturity /Call dates, end				2022	2022	2019	2021	2021	2021	2017	2017	2017	2017	2017	2017	2019	2019	2014	2015	2015	2014	2019	2019	2019
Stated interest rates, description										LIBOR+1.2	LIBOR+1.2	LIBOR+1.2
Stated interest rates, margin on LIBOR rate										1.20%	1.20%	1.20%
Stated interest rates													9.92%	9.92%	9.92%
Stated interest rates, minimum				5.90%	5.90%	5.90%	8.70%	8.70%	8.70%							8.00%	8.00%	8.75%	1.41%	1.41%	1.15%	10.50%	10.50%	9.60%
Stated interest rates, maximum				10.70%	10.70%	10.70%	10.85%	10.85%	10.85%							11.50%	11.50%	10.50%	2.30%	2.30%	1.91%	10.85%	10.85%	10.00%
Total	$ 3,504.9	178,366.6	93,287.2	$ 1,371.8	69,810.0	33,312.0	$ 671.2	34,159.0	34,159.0	$ 100.0	5,087.5	4,459.5	$ 39.3	2,000.0	2,000.0	$ 497.0	25,292.4	2,834.1	$ 609.8	31,033.8	5,351.4	$ 215.8	10,983.9	11,171.2